COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended											12 Months Ended
	Apr. 30, 2022 USD ($)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 31, 2016 USD ($)
COMMITMENTS AND CONTINGENCIES
Funds raised for the development of CrossFire new mobile game														¥ 29,549,135	$ 4,161,909			¥ 30,254,560
Law firm legal fee																¥ 3,300,000	$ 500,000
Total aggregated claim				$ 13,000,000.0
Upfront payment				$ 3,000,000.0
Maximum assets worldwide not to be disposed off															55,500,000
Settlement claims	$ 8,600,000
Other litigation settlement amount												¥ 54,700,000	$ 7,700,000
CrossFire New Mobile Game
COMMITMENTS AND CONTINGENCIES
Investment from individual investor		¥ 200,000	$ 30,000.00
CrossFire New Mobile Game | Smilegate | Copyright infringements
COMMITMENTS AND CONTINGENCIES
Period for payment of minimum guarantee for royalty							30 days
CrossFire New Mobile Game | Minimum | Smilegate
COMMITMENTS AND CONTINGENCIES
Guarantee for royalty							$ 2,000,000.0
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
COMMITMENTS AND CONTINGENCIES
Funds raised for the development of CrossFire new mobile game								¥ 57,500,000										¥ 57,500,000	$ 8,100,000	$ 8,100,000
Additional funds aimed to be raised for the development of CrossFire new mobile game								100,000,000.0						¥ 100,000,000.0	$ 14,100,000					$ 14,100,000
Principal amount of refund claimed through civil suit					¥ 57,500,000	$ 8,100,000				¥ 57,500,000	$ 8,100,000
Interest amount of refund claimed through civil suit					¥ 4,600,000	$ 600,000		¥ 4,600,000	$ 600,000